Common Stock and Stock Plans, Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Incentive compensation plans [Member]
Summary of Stock Options
Options outstanding as of December 31, 2019 (in shares)	60,560
Canceled or forfeited (in shares)	(37,850)
Exercised (in shares)	(22,710)
Options exercisable and outstanding as of December 31, 2020 (in shares)	0	60,560
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding as of December 31, 2019	$ 30.69
Canceled or forfeited (in dollars per share)	31.72
Exercised (in dollars per share)	31.72
Options exercisable and outstanding as of December 31, 2020	$ 0	$ 30.69
Employee Stock Options [Abstract]
Options outstanding, weighted-average remaining contractual term (in yrs.)	0 years
Options outstanding, aggregate intrinsic value	$ 0
Equity Option [Member]
Employee Stock Options [Abstract]
Total intrinsic value of options exercised	0	$ 291	$ 375
Cash received from exercise of options	$ 1	$ 108	$ 227